Interim consolidated statement of cash flows - unaudited - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Cash (used in)/generated from operations		£ (25,567)	£ 2,100	£ 46,120	£ 74,510
Interest paid		(2,161)	(2,498)	(9,953)	(10,184)
Interest received		1		3	1
Tax paid		(3,766)	(641)	(4,101)	(3,056)
Net cash (outflow)/inflow from operating activities		(31,493)	(1,039)	32,069	61,271
Cash flow from investing activities
Payments for property, plant and equipment		(1,874)	(1,339)	(5,502)	(3,158)
Payments for intangible assets	[1]	(18,715)	(37,968)	(90,915)	(108,775)
Proceeds from sale of intangible assets	[1]	1,932	2,991	13,015	22,182
Payments for derivative financial assets			(939)		(939)
Net cash outflow from investing activities		(18,657)	(37,255)	(83,402)	(90,690)
Cash flow from financing activities
Proceeds from borrowings		40,000	60,000	40,000	60,000
Principal elements of lease payments		(432)	(412)	(848)	(820)
Dividends paid				(10,669)
Net cash inflow from financing activities		39,568	59,588	28,483	59,180
Net (decrease)/increase in cash and cash equivalents		(10,582)	21,294	(22,850)	29,761
Cash and cash equivalents at beginning of period		98,666	58,940	110,658	51,539
Effect of exchange rate changes on cash and cash equivalents		(650)	386	(374)	(680)
Cash and cash equivalents at end of period		£ 87,434	£ 80,620	£ 87,434	£ 80,620

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 17. Trade payables in relation to the acquisition of registrations at the reporting date are provided in note 25. Trade receivables in relation to the disposal of registrations at the reporting date are provided in note 20.